PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
11. PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES

Accounting policy:

Reduction to recoverable amount

The recoverable amount is determined through value in use calculations, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and past performance. Discounted cash flows were prepared over a ten-year period and carried forward in perpetuity without considering an actual growth rate. Management understands the use of periods greater than five years in the preparation of discounted cash flows is appropriate for the purpose of calculating the recoverable amount, because it reflects the estimated time of use of the asset and of the business groups.

The Company reviews impairment indicators for intangible assets with defined useful lives and fixed assets on an annual basis. In addition, goodwill and intangible assets with an indefinite useful life are subjected to an impairment test. An impairment occurs when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the greater of its fair value less costs to sell and its value in use.

The assumptions used in discounted cash flow projections - estimates of future business performance, cash generation, long-term growth, and discount rates - are utilized in our assessment of impairment of assets as of the date of the financial position. No plausible change to central assumptions would be harmful. The primary assumptions used to determine the recoverable value of the various cash-generating units to which goodwill is allocated are described in the following section.

11.1. PROPERTY, PLANT AND EQUIPMENT

Accounting policy:

Identification and evaluation

Cost, less accumulated depreciation and any accumulated impairment losses is used to value Property, Plant and Equipment.

Subsequent expenditures are only capitalized when it is probable that the associated future economic benefits will accrue to the company. Ongoing repairs and maintenance expenses are recorded as they are incurred.

Depreciated from the date of availability for use or, for constructed assets, from the date of completion and readiness for use.

Unless it is capitalized as part of the cost of another asset, depreciation is calculated on the book value of Property, Plant and Equipment less estimated residual values using the straight-line method over its estimated useful life and recognized in profit or loss. Land is not depreciated.

Methods of depreciation, such as useful lives and residual values, are reviewed at the end of each fiscal year or when there is a significant change without an expected consumption pattern, such as a relevant incident or technical obsolescence. If applicable, any adjustments are recorded as changes to accounting estimates.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Buildings and improvements	4% - 5%
Machinery, equipment and installations	8% - 11%
Furniture and fixtures	10% - 15%
Wagons	2.9% - 6%
Locomotives	3.3% - 8%
Permanent ways	3% - 4%
IT equipment	20%
Other	10% - 20%

a) Reconciliation of carrying amount:

	Consolidated
	Land, buildings and improvements	Machines, equipment and installations	Wagons and locomotives (i)	Permanent railways	Construction in progress	Other assets	Total
Cost
Balance as of January 1, 2023	2,135,403	1,942,798	7,994,336	10,416,500	4,315,087	720,953	27,525,077
Additions	11,356	18,671	898	710	4,577,377	15,497	4,624,509
Write-offs	(199,080)	(34,872)	(118,414)	(116,957)	(2,157)	(16,961)	(488,441)
Transfers	281,621	196,158	821,701	2,552,077	(3,710,146)	33,451	174,862
Exchange differences	(11,626)	(23,492)	—	—	1,944	(13,668)	(46,842)
Assets held for sale	(89)	—	—	—	(396,150)	(535)	(396,774)
Balance as of December 31, 2023	2,217,585	2,099,263	8,698,521	12,852,330	4,785,955	738,737	31,392,391
Additions	5,626	3,787	—	—	6,673,050	4,657	6,687,120
Write-offs	(9,310)	(81,099)	(519,465)	(209,845)	(11,116)	(46,538)	(877,373)
Transfers (i)	299,824	1,823,557	997,886	1,171,698	(4,371,472)	48,655	(29,852)
Impairment	—	—	—	—	(6,155)	—	(6,155)
Exchange differences	54,373	101,257	—	—	10,534	67,187	233,351
Balance as of December 31, 2024	2,568,098	3,946,765	9,176,942	13,814,183	7,080,796	812,698	37,399,482

Depreciation
Balance as of January 1, 2023	(522,048)	(749,237)	(3,357,319)	(3,762,623)	(13,379)	(172,035)	(8,576,641)
Additions	(76,599)	(183,965)	(613,033)	(806,398)	—	(74,695)	(1,754,690)
Transfers	(49,649)	5,476	(6,838)	(31,199)	—	(45)	(82,255)
Write-offs	17,769	14,870	110,237	89,725	—	15,192	247,793
Exchange differences	3,536	4,684	—	—	—	3,775	11,995
Assets held for sale	40	937	—	—	—	404	1,381
Balance as of December 31, 2023	(626,951)	(907,235)	(3,866,953)	(4,510,495)	(13,379)	(227,404)	(10,152,417)
Additions	(57,606)	(222,846)	(627,303)	(938,312)	—	(66,861)	(1,912,928)
Write-offs	4,041	73,206	457,597	5,099	—	37,199	577,142
Transfers (ii)	5,401	(6,881)	(23,170)	—	—	2,182	(22,468)
Exchange differences	(15,028)	(41,044)	—	—	—	(35,840)	(91,912)
Impairment	—	(213,621)	(891,604)	(1,267,439)	(401,513)	(3,706)	(2,777,883)
Balance as of December 31, 2024	(690,143)	(1,318,421)	(4,951,433)	(6,711,147)	(414,892)	(294,430)	(14,380,466)

Balance as of December 31, 2023	1,590,634	1,192,028	4,831,568	8,341,835	4,772,576	511,333	21,239,974
Balance as of December 31, 2024	1,877,955	2,628,344	4,225,509	7,103,036	6,665,904	518,268	23,019,016

(i)	On December 31, 2024, assets, mainly wagons and locomotives, at a cost of R$1,390,404 (R$1,390,404 on December 31, 2023), were pledged as collateral to secure bank loans.
(ii)	Transfers from property, plant and equipment because of capitalization and other reclassifications of these assets.

b)Capitalization of borrowing costs

In the year ended December 31, 2024, the borrowing costs capitalized by the subsidiary Rumo were R$95,138 at an average rate of 11.80% (R$41,304 and 12.30% p.a. on December 31, 2023), while in the indirect subsidiary TRSP the capitalized costs were R$39,617 at a weighted average rate of 7.36% p.a. (R$98,214 and 8.87% p.a. in the year December 31, 2023).

c)Provision for write-off of assets and impairment loss of indirect subsidiary Rumo Malha Sul

As mentioned in Note 2, the subsidiary Rumo identified the residual value of the assets with traffic directly interrupted by the weather events and provisioned the amount of R$182,041, considering that the assets were destroyed or their use was made impossible for an indefinite period.

The extent of the damage raises uncertainties about the process of renewing the concession, which initially expires in February 2027, although Rumo continues to make its best efforts in this regard.

In this context, in the quarter ended June 30, 2024 and in accordance with Circular Letter No. 01/2024-CVM/SNC/SEP, Management identified the existence of indications that led it to perform the recoverability test of the non-current assets (property, plant and equipment, intangibles and rights of use) of the cash generating unit (“CGU”) of Rumo's subsidiary, Rumo Malha Sul, considering the event described above and the term of use of the assets.

At the time, the value in use of the cash-generating unit was estimated at R$980,352, lower than the book value of its fixed assets, intangibles and rights of use, and a provision for impairment was set up.

On December 31, 2024, the indicators identified were still present. The company carried out a new test, with the value in use estimated at R$633,943 and the provision increased by R$465,364.

The provisions for impairment realized in the year, in the amount of R$2,967,203, were allocated as follows: R$2,777,884 in Property, plant and equipment, R$4,435 in Intangible assets (note 11.2) and R$184,884 in Right of use (note 11.4).

The recoverable value of the unit was determined based on its value in use, obtained by discounted cash flow, based on updated projections approved by management. The main assumptions were:

  Projection period: until February 2027.
  Sales volume: a fall of 0.1% (2.1% on June 30, 2024) in the indirect subsidiary Malha Sul in 2025, followed by annual growth of 0.9% over the rest of the period, based on management's expectations for market development.
  Selling price: considers a 4% drop in the annual average in 2025 (growth of 2.1% on June 30, 2024), followed by growth in 2026 based on current trends in the sector and includes inflation forecasts for Brazil.
  Variable costs and maintenance: included according to history and without capacity increases.
  Projected investments: refer to the maintenance of the Concession and are based on the historical experience of the management of the subsidiary Rumo. Investments do not include capacity increases. No incremental revenue or cost savings were considered in the value-in-use model as a result of this expenditure.
  Nominal discount rate of 11.43%, (11.22% on June 30,2024), estimated by the weighted average cost of capital.
11.2. INTANGIBLE ASSETS AND GOODWILL

Accounting policy:

a)Goodwill

Goodwill is initially recognized in accordance with the accounting policy for business combinations (see Note 9.2). Its value is determined by deducting accumulated impairment losses from its cost.

Goodwill acquired in a business combination is assigned to the Company's CGUs or groups of CGUs that are anticipated to benefit from the synergies created by the business combination.

b)Other intangible assets

Other acquired intangible assets with a short useful life are measured at cost, less accumulated amortization and any accumulated impairment losses.

c)Customer relationships

Costs incurred in developing gas systems for new customers (including pipelines, valves, and other equipment) are considered intangible assets and amortized over the contract's term.

The costs associated with the customer portfolio and right-of-use and operation contracts are considered as intangible assets and amortized over the contract's term.

d)Concession rights

Some subsidiaries of the Cosan group have public concession contracts for the gas distribution service in which the Granting Authority controls which services will be provided and the price, in addition to holding significant participation in the infrastructure at the end of the concession. These concession contracts represent the right to charge users for gas supply during the contract term. Thus, the subsidiaries recognize this right as an intangible.

The assets acquired or constructed underlying the concession necessary for the distribution of gas are amortized to correspond to the period in which the future economic benefits of the asset are expected to be reverted to the subsidiaries, or the final term of the concession, whatever happens first. This period reflects the economic life of each of the underlying assets that make up the concession. This economic service life is also used by regulatory bodies to determine the basis of measurement of the tariff for the provision of the services object of the concession.

The amortization is recognized by the linear method and reflects the expected standard for the use of future economic benefits, which corresponds to the useful life of the assets that make up the infrastructure according to the provisions of the regulatory body.

The amortization of assets is discontinued when the respective asset is used or downloaded in full and is no longer included in the basis of calculation of the tariff for the provision of concession services, whichever occurs first.

e)Railway concession rights

Railway concession rights were fully allocated to the Rumo Malha Norte concession and amortized in a straight-line basis.

f)Port authorization and license

The license that authorizes the installation of a private port terminal, with no expiration date as long as the property is used for this purpose.

g)Contract of supply

The amortization of biogas supply contracts is related to the term of each contract and is conditional on the start of operations.

h)Subsequent expenses

Subsequent expenses are capitalized only if they increase the future economic benefits embodied in the particular asset to which they pertain. All other expenses are recorded in profit or loss as incurred.

i)Amortization

Except for goodwill and intangible assets with indefinite useful life, intangible assets are amortized using a straight-line method over their estimated useful lives, beginning on the date they are acquired or made available for use.

j)Assets with an indefinite useful life

Intangible assets with an indefinite useful life are not amortized, but are tested annually for impairment losses. This sub-group is made up of goodwill and trademarks and patents. The Company expects these brands and patents to generate positive cash flows for as long as the Company retains ownership, contributing indefinitely to its cash flows since they are consolidated brands in the markets in which they are present.

At each reporting date, the depreciation methods, useful lives, and residual values are evaluated and adjusted as necessary.

	Consolidated
	Goodwill	Concession right	Licenses	Brands and patents	Customer relationships	Other	Supply Agreement	Total
Cost
Balance as of January 1, 2023	1,460,072	22,899,744	500,093	163,923	2,827,984	559,658	—	28,411,474
Additions	4,731	—	—	—	121,806	67,600	—	194,137
Write-offs	—	(62,272)	—	—	(64)	(2,075)	—	(64,411)
Transfers	—	1,460,012	183,996	—	(219,318)	14,067	—	1,438,757
Exchange differences	(42,012)	—	(4,451)	(8,443)	(97,642)	5,315	—	(147,233)
Assets held for sale	(30,817)	—	(436,594)	—	(1,819)	(17,060)	—	(486,290)
Business combination	—	—	—	—	—	7,875	574,363	582,238
Balance as of December 31, 2023	1,391,974	24,297,484	243,044	155,480	2,630,947	635,380	574,363	29,928,672
Additions	—	12,088	—	—	87,146	90,575	—	189,809
Write-offs	—	(141,588)	—	—	(81)	(5,814)	—	(147,483)
Business combination	7,824	3,296,505	—	1,249	19,313	—	—	3,324,891
Transfers (i)	—	1,431,644	(3,235)	—	(17)	41,662	—	1,470,054
Exchange differences	185,223	11,500	28,403	39,341	341,454	25,940	—	631,861
Balance as of December 31, 2024	1,585,021	28,907,633	268,212	196,070	3,078,762	787,743	574,363	35,397,804
Amortization
Balance as of January 1, 2023	—	(4,652,963)	(19,194)	(9,201)	(1,170,494)	(437,680)	—	(6,289,532)
Additions	—	(861,103)	(6,969)	—	(196,995)	(28,436)	—	(1,093,503)
Write-offs	—	37,148	—	—	2	71	—	37,221
Transfers (i)	—	—	(37,209)	—	75,265	19,873	—	57,929
Exchange differences	—	—	156	—	2,453	1,526	—	4,135
Assets held for sale	—	—	—	—	1,213	4,152	—	5,365
Balance as of December 31, 2023	—	(5,476,918)	(63,216)	(9,201)	(1,288,556)	(440,494)	—	(7,278,385)
Additions	—	(960,471)	(6,978)	—	(364,926)	(44,359)	—	(1,376,734)
Write-offs	—	87,433	—	—	—	659	—	88,092
Business combination	—	(391,372)	—	—	—	3,264	—	(388,108)
Transfers (i)	—	—	—	—	—	(762)	—	(762)
Exchange differences	—	(11,500)	(9,674)	—	(82,913)	(2,597)	—	(106,684)
Impairment	—	—	—	—	—	(4,438)	—	(4,438)
Balance as of December 31, 2024	—	(6,752,828)	(79,868)	(9,201)	(1,736,395)	(488,727)	—	(9,067,019)

Balance as of December 31, 2023	1,391,974	18,820,566	179,828	146,279	1,342,391	194,886	574,363	22,650,287
Balance as of December 31, 2024	1,585,021	22,154,805	188,344	186,869	1,342,367	299,016	574,363	26,330,785

(i)	The number of transfers also includes a portion of R$152,137 of intangible assets that was reclassified to financial assets (R$103,084, fiscal year ended December 31, 2023). Additionally, it includes the amount of R$4,660 transferred from fixed assets.

a) Amortization methods and useful lives:

Intangible assets (except goodwill)	Annual amortization rate	12/31/2024	12/31/2023
Concession rights:
Compass (i)	From 3.54% to 4.58%	15,762,227	12,307,964

Rumo (ii)	1.59%	6,392,578	6,512,602
		22,154,805	18,820,566

Licenses and authorizations
Port operation license	3.70%	44,375	47,610
Moove	5.00%	143,969	132,218
		188,344	179,828

Brands and patents:
Comma	Indefinity	59,255	47,015
Petrochoice (iii)	Indefinity	125,175	96,826
Tirreno (iii)	Indefinity	2,439	2,438
		186,869	146,279

Customers relationship
Compass	20.00%	234,533	280,111
Moove (iii)	5% to 30%	1,107,834	1,062,280
		1,342,367	1,342,391

Contract of supply
Compass	5.00%	574,363	574,363
		574,363	574,363

Other
Software license	20.00%	220,084	90,162
Other	20.00%	78,932	104,724
		299,016	194,886

Total		24,745,764	21,258,313

The Company's intangible assets are composed of:

(i)	Gas Distribution Concession Right: Intangible asset of the public gas distribution service concession, which represents the right to charge users for the supply of gas, composed of: (a) the concession rights recognized in the business combination and (b) the concession assets;
(ii)	Railway Concession Right: Referring to Rumo's railway concession contract. The amount will be amortized until the end of the concession in 2079;
(iii)	Authorization: Authorization for: (a) lubrication and contamination control solutions, (b) production and sale of lubricating oils, additives and fluids.

b) Goodwill and intangibles with an indefinite useful life

Below we show the carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the cash generating units:

	12/31/2024		12/31/2023
	Goodwill	Brands and patents	Goodwill	Brands and patents
UGC Moove	1,447,300	186,869	1,254,253	146,279
UGC Compass	100,192	—	100,192	—
UGC Rumo	37,529	—	37,529	—
	1,585,021	186,869	1,391,974	146,279

In general, future cash flow projections for the Company assume growth rates of 3.55% (3.50% on December 31, 2023), which are neither higher nor greater than the long-term average growth rates for the sector and country in particular.

To determine the present value of cash flows, a pre-tax discount rate is utilized. Before taxes and in nominal terms, discount rates ranged between 10.90% and 13.43% (between 11.80% and 12.40% on December 31, 2023).

The main assumptions for the first part of the financial model consider inflation and GDP by region where the CGU is located, plus the Cosan Group's strategies and market opportunities. For the remaining years of the model, the main assumptions relate to inflation and market expansion. The discount rate used is the weighted average cost of capital, or “WACC”, for which the main assumptions are risk-free rate (return rate of an investment without risk of loss), market risk premium (excess return earned by an investment in the stock market at a risk-free rate) and inflation. Most assumptions are obtained from external sources of information.

Future cash flows were constructed considering the following factors: (i) EBITDA for the cash-generating unit, adjusted for other relevant operating cash items and recurring capital expenditures; (ii) the Cosan Group discount rate (WACC) before taxes; and (iii) a growth rate calculated using the inflation index by region.

The annual impairment test utilized the following assumptions:

Premises	% Yearly
Risk-free rate (T-Note 10y)	3.76%
Inflation (BR)	3.81%
Inflation (US)	2.18%
Inflation (UK)	1.90%
Country risk premium (BR)	3.34%
Country risk premium (UK)	0.80%
Country risk premium (ARG)	16.01%
Market risk premium	4.00%
Tax rate (BR)	34.00%
Tax rate (UK)	25.00%
Tax rate (ARG)	35.00%

Determining the recoverability of assets depends on certain key assumptions that are influenced by the market, technological, and economic conditions prevailing at the time this recovery is tested; therefore, it is not possible to predict whether there will be future losses due to a reduction in recoverability and, if so, whether they would be material.

Except for the provisions presented in Notes 9.4.b) and 11.1.c), the Company did not identify any additional indicators of impairment during the year ended December 31, 2024, so no impairment test was required for property, plant and equipment, right-of-use and intangible assets with defined useful lives.

11.3 CONTRACT ASSET
Accounting policy

Contract assets are measured based on their acquisition cost, which includes capitalized borrowing costs. The depreciable amounts in the concession contract are transferred to intangible assets when the assets are put into operation. The indirect affiliate Comgás reassesses the useful life, and whenever this assessment reveals that the amortization period will exceed the term of the concession agreement, a portion of the asset is converted into a financial asset because it represents a receivable from the granting authority. This classification follows IFRIC 12 - Concession Agreements.

	Compass	Moove	Total
Balance as of January 1, 2023	1,110,335	8,380	1,118,715
Additions	1,494,142	33,952	1,528,094
Write-offs	—	(31,648)	(31,648)
Transfers	(1,563,056)	—	(1,563,056)
Balance as of December 31, 2023	1,041,421	10,684	1,052,105
Additions	1,602,284	16,564	1,618,848
Write-offs	(4,650)	(22,881)	(27,531)
Transfers (i)	(1,585,219)	—	(1,585,219)
Business combination	56,627	—	56,627
Balance as of December 31, 2024	1,110,463	4,367	1,114,830

(i)	The amount of the transfers also includes a portion of the intangible asset that was reclassified as a financial asset.
During the year ended December 31, 2024, through its subsidiaries, R$127,399 was added related to the capitalization of internally generated labor (R$126,522 in the year ended December 31, 2023), through the capitalization of labor.

a)Capitalization of borrowing costs

During the year ended December 31, 2024, the indirect subsidiary Comgás capitalized R$78,980 at a weighted average rate of 10.47% p.a. (R$82,441 at 12.70% p.a. in the year ended December 31, 2023).

During the year ended December 31, 2024, the indirect subsidiary Sulgás capitalized R$2,908 at a weighted average rate of 5.81% p.a. (R$973 at 5.81% p.a. in the year ended December 31, 2023).

11.4 RIGHT-OF-USE ASSETS

Accounting policy:

The right-of-use asset is initially measured at cost, which includes:

  the initial measurement value of the lease liability, adjusted for any lease payments made up to the commencement date;
  any initial direct costs incurred by the lessee;
  an estimate of the costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site where it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease;
  less any lease incentives received.

The right-of-use asset is then depreciated on a straight-line basis from the date of commencement until the end of the lease term, unless the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, or if the cost of the lease right-of-use asset reflects the likelihood that the lessee will exercise the purchase option. In this instance, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined in the same manner as property, plant, and equipment. In addition, the right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and impairment losses, if any.

The subsidiary Rumo evaluated its railway concessions within the scope of the interpretation IFRIC 12 Concession Contracts and, since it did not meet the terms of this interpretation, recognizes its concession contracts as a right of use asset

	Consolidated
	Land, buildings and improvements	Machine, equipment, and installations	Wagons and locomotives	Software	Vehicles	Floating storage and regasification	Railway and port infrastructure	Total
Cost
Balance as of January 1, 2023	453,718	268,470	943,096	85,949	34,743	—	7,961,141	9,747,117
Additions	81,911	233,155	—	—	25,541	1,533,969	45,271	1,919,847
Contractual readjustments	17,917	3,426	332	—	—	—	96,257	117,932
Write-offs	(25,110)	(7,084)	—	—	—	—	(6,384)	(38,578)
Transfers	—	34,742	—	—	—	—	—	34,742
Exchange differences	(11,347)	(11,589)	—	—	(120)	—	—	(23,056)
Balance as of December 31, 2023	517,089	521,120	943,428	85,949	60,164	1,533,969	8,096,285	11,758,004
Additions	54,516	62,354	4,420	—	98,445	60,465	801,375	1,081,575
Contractual readjustments	3,928	298	9,412	1,771	20	—	82,927	98,356
Write-offs	(14,196)	(550)	—	—	(190)	—	—	(14,936)
Business combination (i)	21,531	—	—	—	2,626	—	—	24,157
Exchange differences	63,156	5,992	—	—	15,632	—	—	84,780
Balance as of December 31, 2024	646,024	589,214	957,260	87,720	176,697	1,594,434	8,980,587	13,031,936
Amortization
Balance as of January 1, 2023	(125,497)	(108,651)	(434,208)	(20,974)	(21,723)	—	(1,023,195)	(1,734,248)
Additions	(74,850)	(47,435)	(34,347)	(4,380)	(13,128)	(38,349)	(320,280)	(532,769)
Write-offs	10,166	1,151	—	—	—	—	—	11,317
Exchange differences	2,913	8,187	—	—	114	—	—	11,214
Balance as of December 31, 2023	(187,268)	(146,748)	(468,555)	(25,354)	(34,737)	(38,349)	(1,343,475)	(2,244,486)
Additions	(107,047)	(59,510)	(33,829)	(4,499)	(17,581)	(78,030)	(308,047)	(608,543)
Write-offs	3,610	247	(2,761)	—	1,872	—	—	2,968
Exchange differences	(25,523)	(3,616)	—	—	(3,473)	—	—	(32,612)
Business combination (i)	(4,902)	—	—	—	(726)	—	—	(5,628)
Impairment	—	—	—	—	—	—	(184,884)	(184,884)
Balance as of December 31, 2024	(321,130)	(209,627)	(505,145)	(29,853)	(54,645)	(116,379)	(1,836,406)	(3,073,185)

Balance as of December 31, 2023	329,821	374,372	474,873	60,595	25,427	1,495,620	6,752,810	9,513,518
Balance as of December 31, 2024	324,894	379,587	452,115	57,867	122,052	1,478,055	7,144,181	9,958,751

(i)	Right of use amounts identified in the acquisition of Compagas, see note 9.2.
11.5. INVESTMENT PROPERTIES

Accounting policy:

Investment properties are initially value at cost, including transaction costs. Upon initial recognition, investment properties are measured at fair value, which reflects market conditions at the reporting date, with changes recorded in the statement of profit or loss.

Revenue from the sale of agricultural properties is recognized in profit or loss only when the following conditions are met:

i. the sale is complete;

ii. the Company determines that payment by the buyer is probable;

iii. the revenue can be reliably measured; and

iv. the Company has transferred all risks associated with the property to the buyer and no longer has any involvement with the property.

The gains from the sale of agricultural properties are reported as net income on the statement of profit or loss, while the costs are reported as cost of properties sold.

The fair value of agricultural properties was determined using the direct comparative method of market data applied to transactions involving comparable properties (type, location, and quality of property) and, to a lesser extent, using sales quotes for potential transactions involving comparable assets (level 3).

In accordance with the standards issued by the Brazilian Association of Technical Standards (Associação Brasileira de Normas Técnicas – “ABNT”), the methodology used to determine fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, use of land (type of crop), and rainfall, among other data.

As of December 31, 2024, discount rates range between 6.06% p.a. and 10.40% p.a. (11.12% p.a. and 11.20% p.a. as of December 31, 2023).

The portfolio is evaluated annually by external specialists and periodically by internal professionals who are technically qualified to conduct this type of evaluation.

Investment properties
Balance as of January 1, 2023	14,103,060
Change in the fair value of investment properties	2,259,924
Additions	58,506
Transfers	(444,782)
Write off	(582)
Balance as of December 31, 2023	15,976,126
Change in the fair value of investment properties	1,273,033
Additions	7,055
Transfers (i)	(437,080)
Write off	(215)
Balance as of December 31, 2024	16,818,919

(i)	Transfer of farms to assets held for sale. For more details see note 8.